OTHER ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
OTHER ASSETS
Related-party receivables (Note 29)		R$ 268,246	R$ 115,400
Sale of real estate and other receivables		157,352	255,317
Advances to employees and suppliers		133,615	60,811
Surplus from post-employment benefit plans (Note 31)	[1]	74,048	157,046
Indemnification assets (IPNET and VSS acquisitions)		3,157	100,664
Subletting of assets and other amounts to be realized		47,212	39,738
Total		683,630	728,976
Current		539,339	360,141
Non-current		144,291	368,835
Total for all joint ventures [member]
OTHER ASSETS
Bonus subscription exercise (FiBrasil)		57,001
Total for all joint ventures [member] | Joint control
OTHER ASSETS
Distribution of PBS - A surplus		69,015	R$ 153,714
Bonus subscription exercise (FiBrasil)		R$ 57,001

[1]	On December 31, 2024 and 2023, it includes the amounts of R$153,714 and R$69,015, respectively, referring to the distribution of the PBS-A surplus.